Restructuring Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs

The following table provides the year-to-date activity of the Company’s restructuring reserves as of September 30, 2017:

(in thousands)	Lease Liability
Reserve balance at December 31, 2016	$820
Charges	—
Payments/Utilizations	(155)

Reserve balance at September 30, 2017	$665

The following table provides the year-to-date activity of the Company’s restructuring reserves as of December 31, 2016:

(in thousands)	Lease Liability
Reserve balance at December 31, 2015	$1,039
Charges	—
Payments/Utilizations	(219)

Reserve balance at December 31, 2016	$820